Deposits - Other - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits And Other Assets [Line Items]
Interest on deposits	$ 3,500	$ 3,000	$ 3,000
Letter of Credit	850,000
Collateralized amounts for letter of credit	895,000
Other Credit Facilities
Deposits And Other Assets [Line Items]
Deposits	1,300,000
Miscellaneous
Deposits And Other Assets [Line Items]
Deposits	78,000	86,000
Cedar Lane
Deposits And Other Assets [Line Items]
Deposits	250,000	250,000
Surety Bond
Deposits And Other Assets [Line Items]
Guarantee amount for obtaining life settlement licenses	850,000
Number of states	7
Guarantee expiration date	2013-05
Location 1
Deposits And Other Assets [Line Items]
Deposits	100,000
Location 2
Deposits And Other Assets [Line Items]
Deposits	100,000
Location 3
Deposits And Other Assets [Line Items]
Deposits	100,000
Location 4
Deposits And Other Assets [Line Items]
Deposits	125,000
Location 5
Deposits And Other Assets [Line Items]
Deposits	$ 425,000	$ 425,000